[Aetna Letterhead]
[Aetna Logo]                                         151 Farmington Avenue
                                                     Hartford, CT  06156


                                                     Linda M. Hernandez
                                                     Prospectus Development Unit
                                                     ARS Operations, TS41
                                                     (860) 273-0912
February 17, 1998                                    Fax (860) 273-3004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Desk

RE: Prospectus Title: Group Variable Annuity Contracts for use with Tax-Deferred Annuity Plans (Section 403(b) ) and Defined Contribution Plans (Section 401(a) )
    File Nos. 33-75986; 811-2513
    497j


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement and Statement of Additional Information contained in Post-Effective Amendment No. 15 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on February 12, 1998. In reliance upon paragraph (j) of Rule 497, the Prospectus Supplement and Statement of Additional Information are not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 273-0912.

Sincerely,

/s/ Linda M. Hernandez

Linda M. Hernandez